Note 3 - Impact of Recently Issued Accounting Standards	12 Months Ended
Dec. 31, 2023
Notes to Financial Statements
Accounting Standards Update and Change in Accounting Principle [Text Block]

3.        Impact of recently issued accounting standards

Recently adopted accounting guidance

Contract Assets and Contract Liabilities from Contracts with Customers – Business Combinations

In October 2021, the FASB issued ASU No. 2021-08, Accounting for Contract Assets and Contract Liabilities from Contracts with Customers (Subtopic 805-10: Business Combinations). The ASU requires that recognition and measurement principles of ASC 606 Revenue Recognition be applied for contract assets and contract liabilities acquired in a business combination. The guidance in ASC 805 listing exceptions to recognition principle was amended to include contract assets and contract liabilities. The Company adopted the guidance effective January 1, 2023. The adoption of the standard did not have a material impact on the Company’s consolidated financial statements.

Reference Rate Reform

The FASB has issued three ASUs related to reference rate reform. In March 2020, the FASB issued ASU No. 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting and in January 2021 the FASB issued ASU No. 2021-01, Reference Rate Reform (Topic 848): Scope. With reference rates like the various tenors of the London Interbank Offered Rates (“LIBOR”) being discontinued between December 31, 2021 and June 30, 2023, a significant volume of contracts and other arrangements will be impacted by the transition required to alternative reference rates. The ASUs provides optional expedients and exceptions to reduce the costs and complexity of applying existing GAAP to contract modifications and hedge accounting if certain criteria are met. The standard is effective for a limited time for all entities through December 31, 2022. In December 2022, FASB issued ASU No. 2022-06 Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848, with immediate effect, to defer the sunset date from December 31, 2022 to December 31, 2024, after which the entities will no longer be permitted to apply the relief in Topic 848. The Company has certain debt arrangements which may qualify for use of the practical expedients permitted under the guidance. The Company has evaluated and will continue to evaluate arrangements subject to rate reform and the options under the ASUs to facilitate an orderly transition to alternative reference rates and their potential impacts on its consolidated financial statements and disclosures.

Recently issued accounting guidance, not yet adopted

Improvements to Reportable Segment Disclosures

In November 2023, FASB issued ASU No. 2023-07 Improvements to Reportable Segment Disclosures. The amendments in this update improve financial reporting by requiring disclosure of incremental segment information on an interim and annual basis, primarily through enhanced disclosures about significant segment expenses. The amendments are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted with retrospective application to all prior periods presented in the financial statements. The Company is currently assessing the impacts of this ASU but expects it to only impact disclosures with no impact to its results of operations, cash flows or financial condition.

Improvements to Income Tax Disclosures

In December 2023, FASB issued ASU No. 2023-09 Improvements to Income Tax Disclosures. The amendments in this update encourage transparency in income tax disclosures by requiring consistent categories and greater disaggregation of information in the rate reconciliation and income taxes paid disclosures. The amendments are effective for annual periods beginning after December 15, 2024 with early adoption permitted and should be applied on a prospective basis, however, retrospective application is permitted. The Company is currently assessing the impacts of this ASU but expects it to only impact disclosures with no impact to its results of operations, cash flows or financial condition.